Share-based Compensation Expenses (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2012 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) item shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2014 shares
Stock options [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense | ¥		¥ 5,218
Recognition period for unrecognized compensation cost		1 year 4 months 17 days	1 year 4 months 17 days
Restricted shares [Member]
Share-based Compensation Expenses [Line Items]
Unrecognized compensation expense other than options | ¥		¥ 261
Recognition period for unrecognized compensation cost		4 months 6 days	4 months 6 days
Total fair value of share options vested		¥ 247	$ 39	¥ 161	¥ 610
2008 Plan [Member]
Share-based Compensation Expenses [Line Items]
Number of additional shares authorized	18,375,140
Contractual term		6 years	6 years
Number of equal monthly installments for remaining vest | item				36
Share-based compensation expense recognized if an exercisable event occurred		¥ 9,132	$ 1,433	¥ 20,464	61,736
Granted (in shares)				2,342,913
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized	18,375,140
2008 Plan [Member] | Cost of revenue
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred		390	61	¥ 1,044	4,006
2008 Plan [Member] | Research and product development
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred		724	114	4,349	12,057
2008 Plan [Member] | Sales and marketing [Member]
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred		644	101	1,099	3,321
2008 Plan [Member] | General and administrative [Member]
Share-based Compensation Expenses [Line Items]
Share-based compensation expense recognized if an exercisable event occurred		¥ 7,374	$ 1,157	13,972	42,352
2008 Plan [Member] | Stock options [Member]
Share-based Compensation Expenses [Line Items]
Granted (in shares)		0	0
Granted (in dollars per share) | $ / shares						$ 1.50
Total intrinsic value of options exercised		¥ 3,563	$ 559	2,290	6,857
Total fair value of share options vested		¥ 11,000	$ 1,726	¥ 25,038	¥ 25,461
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		13,976,607		19,299,717
2014 Plan [Member]
Share-based Compensation Expenses [Line Items]
Contractual term		10 years	10 years
Vesting period		4 years	4 years
Threshold percentage of ordinary shares reserved under the Plan falls below the total then-issued and outstanding ordinary shares, then automatically increases the number of ordinary shares reserved for future issuances		1.00%	1.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		21,918
2014 Plan [Member] | Class A ordinary shares [Member]
Share-based Compensation Expenses [Line Items]
Maximum number of shares authorized							41,964,263